ASSETS HELD FOR SALE - Assets and liabilities classified as held for sale (Details) - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Cash and cash equivalents	$ 614	$ 639	$ 627	$ 595	$ 657	$ 642
Trade receivables and other current assets	865		955
Property, plant and equipment	37,760		44,038
Other long-term assets	140		184
Total Assets	42,613		49,421
Current liabilities	7,335		8,335
Non-recourse borrowings	1,334		1,891
Other long-term liabilities	492		725
Liabilities	27,774		$ 32,292
Assets and liabilities classified as held for sale
Statement [Line Items]
Cash and cash equivalents	4
Trade receivables and other current assets	5
Property, plant and equipment	144
Other long-term assets	2
Total Assets	155
Current liabilities	3
Non-recourse borrowings	40
Other long-term liabilities	1
Liabilities	$ 44